Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Colombia | Federal Government of Colombia Tax and Customs National Authority [Member]
Total	$ 38,860,000				$ 38,860,000
Colombia | Federal Government of Colombia National Treasury [Member]
Total		$ 12,495,000			12,495,000
Colombia | Federal Government of Colombia Indumil [Member]
Total	$ 887,000		$ 2,203,000		3,090,000
Colombia | Federal Government of Colombia National Mining Agency [Member]
Total		$ 5,866,000	3,148,000		9,014,000
Colombia | Department of Antioquia [Member]
Total				$ 12,182,000	12,182,000
Guyana | Puruni Community [Member]
Total				$ 125,000	125,000
Guyana | Government of Guyana [Member]
Total			$ 185,000		$ 185,000